Segments of Operations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segments of Operations [Line Items]
Number of segments	3
UNITED STATES | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Segments of Operations [Line Items]
Risk percentage	98.00%	99.00%	97.00%